Note 13 - Subsequent Event	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent event

In
October 2019,
the Company completed a public offering of the issuance of
1,851,852
ordinary shares of the Company at
$13.50
per share for gross proceeds of
$25,000.
In
November 2019,
one
of the underwriters exercised the option to purchase additional
57,144
shares from the Company at
$13.50
per share for gross proceeds of
$771.

In
October 2019,
the Company borrowed a
three
-month interest-free loan of
$2,537
from Dalian Wanchun Biotechnology Co., Ltd., the noncontrolling interests of a subsidiary of the Company.